Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Development of Fixed Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost [Member]
Cost
Beginning balance	€ 11,349	€ 10,397
Additions	2,883	1,280
Disposals	(589)	(342)
Reclassification
Effect of movements in exchange rates	(39)	13
Ending balance	13,603	11,349
Cost [Member] | Property, plant and equipment [Member]
Cost
Beginning balance	11,269	10,225
Additions	1,233	1,200
Disposals	(587)	(342)
Reclassification	78	172
Effect of movements in exchange rates	(39)	13
Ending balance	11,954	11,269
Cost [Member] | Construction in progress [Member]
Cost
Beginning balance	80	172
Additions	1,649	80
Disposals	(2)
Reclassification	(78)	(172)
Effect of movements in exchange rates
Ending balance	1,649	80
Depreciation [Member]
Cost
Beginning balance	(5,154)	(4,006)
Additions	(1,347)	(1,379)
Disposals	506	233
Effect of movements in exchange rates	5	(1)
Ending balance	(5,990)	(5,154)
Depreciation [Member] | Property, plant and equipment [Member]
Cost
Beginning balance	(5,154)	(4,006)
Additions	(1,347)	(1,379)
Disposals	506	233
Effect of movements in exchange rates	5	(1)
Ending balance	(5,990)	(5,154)
Depreciation [Member] | Construction in progress [Member]
Cost
Beginning balance
Additions
Disposals
Effect of movements in exchange rates
Ending balance
Carrying amounts [Member]
Cost
Beginning balance	6,195	6,391
Ending balance	7,614	6,195
Carrying amounts [Member] | Property, plant and equipment [Member]
Cost
Beginning balance	6,115	6,219
Ending balance	5,964	6,115
Carrying amounts [Member] | Construction in progress [Member]
Cost
Beginning balance	80	172
Ending balance	€ 1,649	€ 80